Consolidated Statement of Profit or Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Diluted	$ (1.66)	$ (2.78)	$ (2.38)